Transactions with Related Parties	12 Months Ended
Dec. 31, 2021
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

During the years ended December 31, 2019, 2020, and 2021, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying consolidated statements of comprehensive income/ (loss):

	Year ended December 31, 2019	Year ended December 31, 2020	Year ended December 31, 2021
Management fees-related parties
Management fees – Pavimar (a)	$212,300	$768,000	$4,761,000
Management fees – Castor Ships (c)	—	162,500	1,983,750

Included in Voyage expenses
Charter hire commissions – Castor Ships (c)(d)	$40,471	$29,769	$1,671,145

Included in Interest and finance costs
Interest expenses (b) – Thalassa	$162,500	$305,000	$204,167

Included in General and administrative expenses
Administration fees – Castor Ships (c)	$—	$400,000	$1,200,000

Included in Vessels’ cost
Sale & purchase commission – Castor Ships (c)	$—	$138,600	$3,406,400

As of December 31, 2020, and 2021, balances with related parties consisted of the following:

	December 31, 2020	December 31, 2021
Assets:
Due from Pavimar (a) – current	$1,559,132	$—
Due from Pavimar (a) – non-current	—	810,437
Liabilities:
Due to Pavimar (a) – current	—	3,909,885
Related party debt (b) – Thalassa	$5,000,000	$—
Accrued loan interest (b) – Thalassa	405,000	—
Voyage commissions, management fees and other expenses due to Castor Ships (c)	1,941	597,684

(a)  Pavimar:

Each of the Company’s ship-owning subsidiaries has entered into separate vessel management agreements with Pavimar, a company controlled by Ismini Panagiotidis, the sister of Petros Panagiotidis (see Note 1). Pursuant to the terms of the management agreements, Pavimar provides the Company with a wide range of shipping services, including crew management, technical management, operational management, insurance management, provisioning, bunkering, vessel accounting and audit support services, which it may choose to subcontract to other parties at its discretion, and provided commercial management until August 31, 2020, in exchange for a daily fee. During the year ended December 31, 2019, the daily fixed fee of the Magic P was set at $320, whereas, the daily fixed fee on the other two vessels comprising the Company’s fleet, the Magic Sun and the Magic Moon, was each set from its acquisition date and up to December 31, 2019, at $500. Effective January 1, 2020, and during the eight-month period ended August 31, 2020, the Company’s vessels then comprising its fleet were charged with a daily management fee of $500 per day per vessel. On September 1, 2020, the Company’s then shipowning subsidiaries entered into revised ship management agreements with Pavimar which replaced the then existing ship management agreements in their entirety (the “Technical Management Agreements”). Pursuant to the terms of the Technical Management Agreements, effective September 1, 2020, Pavimar provides the Company’s shipowning subsidiaries with the range of technical, crewing, insurance and operational services stipulated in the previous agreements in exchange for which Pavimar is paid a daily fee of $600 per vessel, which may be also subject to an annual review on their anniversary date. The Technical Management Agreements have a term of five years, and such term automatically renews for a successive five-year term on each anniversary of their effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein. In the event that the Technical Management Agreements are terminated by the shipowning subsidiaries other than by reason of default by Pavimar, a termination fee equal to four times the total amount of the daily management fee calculated on an annual basis shall be payable from the shipowning subsidiaries to Pavimar.

As of December 31, 2021, Pavimar had subcontracted the technical management of three of the Company’s dry bulk vessels and nine of its tanker vessels and the operational management of three of its tanker vessels to third-party ship-management companies. These third-party management companies provide technical and operational management to the respective vessels for a fixed annual fee which is paid by Pavimar at its own expense. In connection with the subcontracting services rendered by the third-party ship-management companies, the Company had, as of December 31, 2021, paid Pavimar working capital guarantee deposits aggregating the amount of $1,568,689, of which $758,252 are included in Due to related party, current and $810,437 are presented in Due from related party, non-current in the accompanying consolidated balance sheets.

During the years ended December 31, 2019, 2020, and 2021, the Company incurred management fees under the Technical Management Agreements amounting to $212,300, $768,000, and $4,761,000, respectively, which are separately presented in Management fees to related parties in the accompanying consolidated statements of comprehensive income/(loss).

In addition, Pavimar and its subcontractor third-party managers make payments for operating expenses with funds paid from the Company to Pavimar. As of December 31, 2020, an amount of $1,559,132 was due from Pavimar in relation to these working capital advances granted to it, net of payments made by Pavimar on behalf of the Company vessels, whereas, as of December 31, 2021, an amount of $4,668,137 was owed to Pavimar in relation to payments made by Pavimar on behalf of the Company net of working capital advances granted to it.
(b) Thalassa:

$5.0 Million Term Loan Facility

On August 30, 2019, the Company entered into a $5.0 million unsecured term loan with Thalassa, the proceeds of which were used to partly finance the acquisition of the Magic Sun (Note 7). The Company drew down the entire loan amount on September 3, 2019. The facility bore a fixed interest rate of 6.00% per annum and initially had a bullet repayment on March 3, 2021, which, pursuant to a supplemental agreement dated March 2, 2021, was granted a six-month extension. At its extended maturity, on September 3, 2021, the Company repaid $5.0 million of principal and $609,167 of accrued interest due and owing from it to Thalassa and, as a result, the Company, with effect from that date, was discharged from all its liabilities and obligations under this facility.

During the years ended December 31, 2019, 2020, and 2021, the Company incurred interest costs in connection with the above facility amounting to $100,000, $305,000, and $204,167, respectively, which are included in Interest and finance costs in the accompanying consolidated statements of comprehensive income/(loss).

(c) Castor Ships:

On September 1, 2020, the Company and its shipowning subsidiaries entered into a master management agreement (the “Master Agreement”) with Castor Ships. Pursuant to the terms of the Master Agreement each of the Company’s shipowning subsidiaries also entered into separate commercial ship management agreements with Castor Ships (the “Commercial Shipmanagement Agreements” and together with the Master Agreement, the “Castor Ships Management Agreements”). Under the terms of the Castor Ships Management Agreements, Castor Ships manages overall the Company’s business and provides commercial ship management, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial functions, handling all the Company’s vessel sale and purchase transactions, undertaking related shipping project and management advisory and support services, as well as other associated services requested from time to time by the Company and its shipowning subsidiaries. In exchange for these services, the Company and its subsidiaries pay Castor Ships (i) a flat quarterly management fee in the amount of $0.3 million for the management and administration of the Company’s business, (ii) a daily fee of $250 per vessel for the provision of the services under the Commercial Shipmanagement Agreements, (iii) a commission rate of 1.25% on all charter agreements arranged by Castor Ships and (iv) a commission of 1% on each vessel sale and purchase transaction.

The Castor Ships Management Agreements have a term of five years, and such term automatically renews for a successive five-year term on each anniversary of the effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein. In the event that the Castor Ships Management Agreements are terminated by the Company or are terminated by Castor Ships due to a material breach of the Master Agreement by the Company or a change of control in the Company, Castor Ships shall be entitled to a termination fee equal to four times the total amount of the flat management fee and the per vessel management fees calculated on an annual basis. The Commercial Shipmanagement Agreements also provide that the management fees may be subject to an annual review on their anniversary.

During the years ended December 31, 2020 and 2021, the Company incurred (i) management fees amounting to $400,000 and $1,200,000, respectively, for the management and administration of the Company’s business, which are included in General and administrative expenses in the accompanying consolidated statements of comprehensive income/(loss), (ii) management fees amounting to $162,500 and $1,983,750, respectively, for the provision of the services under the Commercial Shipmanagement Agreements which are included in Management fees to related parties in the accompanying consolidated statements of comprehensive income/(loss), (iii) charter hire commissions amounting to $29,769 and $1,671,145, respectively, which are included in Voyage expenses in the accompanying consolidated statements of comprehensive income/(loss) and (iv) sale and purchase commission amounting to $138,600 and $3,406,400, respectively, which are included in Vessels, net in the accompanying consolidated balance sheets.

(d) Alexandria Enterprises S.A:

During the year ended December 31, 2019, the Company used on a non-recurring basis the commercial services of Alexandria Enterprises S.A., (“Alexandria”) an entity controlled by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer. In exchange for these services, Alexandria charged the Company a commission rate equal to 1.25% of the gross charter hire, freight and the ballast bonus earned under a charter agreement.

Commissions charged by Alexandria during the year ended December 31, 2019, amounted to $40,471 and are included in Voyage expenses in the accompanying consolidated statements of comprehensive income/(loss). The Company has stopped using the commercial services of Alexandria since January 1, 2020, and, accordingly, no relevant charges exist for the years ended December 31, 2020, and 2021. As of December 31, 2020, and 2021, no amounts were due to Alexandria.

(e) Vessel Acquisitions:

On October 14, 2019, the Company, through a separate wholly owned subsidiary, entered into an agreement to purchase a 2005 Japanese built Panamax dry bulk carrier, the Magic Moon, at a gross purchase price of $10.2 million from a third-party in which an immediate family member of Petros Panagiotidis had a minority interest. The Magic Moon was delivered to the Company on October 20, 2019. The Magic Moon acquisition was financed using a combination of cash on hand, the net proceeds raised under the Company’s First ATM Program, discussed in Note 8 below, and the proceeds from a $7.5 million bridge loan provided to the Company by Thalassa on October 17, 2019.